PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 1,909	$ 0	$ 3,817	$ 0